Other liabilities and tax payable - taxes payable by due date (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax liabilities	€ 228	€ 122
Tax liabilities	248	278
Tax liabilities	476	400
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax liabilities	246	276
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax liabilities	€ 2	€ 2